Nature of Operations (Details) - Schedule of Financial Statements	12 Months Ended
Dec. 31, 2023
Backbone Hosting Solutions Inc. [Member]
Nature of Operations (Details) - Schedule of Financial Statements [Line Items]
Financial statements terms	Backbone
9159-9290 Quebec Inc. [Member]
Nature of Operations (Details) - Schedule of Financial Statements [Line Items]
Financial statements terms	Volta
Backbone Hosting Solutions SAU [Member]
Nature of Operations (Details) - Schedule of Financial Statements [Line Items]
Financial statements terms	Backbone Argentina
Backbone Hosting Solutions Paraguay SA [Member]
Nature of Operations (Details) - Schedule of Financial Statements [Line Items]
Financial statements terms	Backbone Paraguay
Backbone Mining Solutions LLC [Member]
Nature of Operations (Details) - Schedule of Financial Statements [Line Items]
Financial statements terms	Backbone Mining
Orion Constellation Technologies Inc. [Member]
Nature of Operations (Details) - Schedule of Financial Statements [Line Items]
Financial statements terms	Orion
Bitcoin [Member]
Nature of Operations (Details) - Schedule of Financial Statements [Line Items]
Financial statements terms	BTC
Blockchain Verification and Validation Equipment (primarily Miners) [Member]
Nature of Operations (Details) - Schedule of Financial Statements [Line Items]
Financial statements terms	BVVE
Canadian Dollars [Member]
Nature of Operations (Details) - Schedule of Financial Statements [Line Items]
Financial statements terms	CAD
U.S. Dollars [Member]
Nature of Operations (Details) - Schedule of Financial Statements [Line Items]
Financial statements terms	USD
Argentine Pesos [Member]
Nature of Operations (Details) - Schedule of Financial Statements [Line Items]
Financial statements terms	ARS